Leases - Schedule of right-of-use assets (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of quantitative information about right-of-use assets [line items]
Opening balance	$ 21,493	$ 29,001
Additions to right-of-use assets	2,312	14,060
Depreciation charge for the year	(18,040)	(21,509)
Derecognition of right-of-use assets	(445)
Remeasurement	27,603
Translation differences	13	(59)
Closing balance	32,936	21,493
Bareboats
Disclosure of quantitative information about right-of-use assets [line items]
Opening balance	8,421	15,792
Additions to right-of-use assets	0	0
Depreciation charge for the year	(7,371)	(7,371)
Derecognition of right-of-use assets	0
Remeasurement	29,245
Translation differences	0	0
Closing balance	30,295	8,421
Time charters
Disclosure of quantitative information about right-of-use assets [line items]
Opening balance	11,081	10,358
Additions to right-of-use assets	0	13,597
Depreciation charge for the year	(9,438)	(12,874)
Derecognition of right-of-use assets	0
Remeasurement	(1,642)
Translation differences	0	0
Closing balance	0	11,081
Office rental
Disclosure of quantitative information about right-of-use assets [line items]
Opening balance	1,640	2,306
Additions to right-of-use assets	2,312	408
Depreciation charge for the year	(1,018)	(1,022)
Derecognition of right-of-use assets	(445)
Remeasurement	0
Translation differences	11	(52)
Closing balance	2,499	1,640
Company cars
Disclosure of quantitative information about right-of-use assets [line items]
Opening balance	351	545
Additions to right-of-use assets	0	55
Depreciation charge for the year	(212)	(242)
Derecognition of right-of-use assets	0
Remeasurement	0
Translation differences	2	(7)
Closing balance	$ 141	$ 351